Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net
Schedule of Property and Equipment, Net

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Buildings	2,478,741	2,478,741	339,586
Leasehold and building improvements	175,057	175,037	23,980
Furniture, fixtures and equipment	153,019	150,902	20,673
Motor vehicles	23,855	7,015	961
Software	209,808	227,194	31,127
	3,040,480	3,038,889	416,327
Accumulated depreciation	(581,306)	(674,833)	(92,452)
	2,459,174	2,364,056	323,875
Construction in progress	23,025	18,191	2,492
Property and equipment, net	2,482,199	2,382,247	326,367